The Company’s leases are accounted for as operating leases. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
Rent expense and operating lease cost	$ 62,542	$ 69,967	$ 260,271	$ 275,785
May 31, 2024	244,169		248,669
May 31, 2025	213,711		219,863
May 31, 2026	207,558		207,558
May 31, 2027	207,557		207,558
May 31, 2028	207,558		207,558
May 31, 2029 and after	605,378		657,268
Total lease payments	1,685,931		1,748,474
Less: Interest	(515,488)		(549,263)
Present value of lease liabilities	$ 1,170,443		$ 1,199,211